UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08037
                                   ---------------------------------------------

                              AdvisorOne Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE                                       68137
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

Stephen C. Schuyler, Gemini Fund Services, LLC 150 Motor Parkway, Suite 205, Hauppauge, NY 11788
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 402 493-3313
                                                    ----------------------------

Date of fiscal year end:  04/30
                          ------------------

Date of reporting period: 04/30/03
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

                               [GRAPHIC OMITTED]

                                ADVISORONE FUNDS

                    ----------------------------------------

                                  ANNUAL REPORT
                                 APRIL 30, 2003


Distributed by Orbitex Funds Distributor, Inc.               [GRAPHIC OMITTED]
Member NASD/SIPC                                             AdvisorOne Funds
No Bank Guarantee, Not FDIC Insured, May Lose Value            866-811-0225
                                                         www.advisoronefunds.com

AdvisorOne Funds
--------------------------------------------------------------------------------
Table of Contents

Letter From The Portfolio Management Team .................................    4

The Amerigo Fund - Portfolio Summary ......................................    6

The Clermont Fund - Portfolio Summary .....................................    7

The Amerigo Fund - Performance Update .....................................    8

The Clermont Fund - Performance Update ....................................    9

The Amerigo Fund - Schedule of Investments ................................   10

The Clermont Fund - Schedule of Investments ...............................   12

Statements of Assets and Liabilities ......................................   14

Statements of Operations ..................................................   15

Statements of Changes in Net Assets .......................................   16

Financial Highlights ......................................................   18

Notes to Financial Statements .............................................   21

Report of Independent Certified Public Accountants ........................   29

Trustees and Officers of the Trust ........................................   30

AdvisorOne Funds
--------------------------------------------------------------------------------
Letter From The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Annual Report for the AdvisorOne Funds covering the twelve-month period that ended on April 30, 2003.

Investment Environment

Equity market performance during the past six months was positive with Amerigo, which invests primarily in equities, showing positive performance as well. Over the last six months, key themes were that larger was better than smaller as larger companies tended to outperform their smaller capitalization counterparts. Fundamentally, this may be due in part to the decline in the U.S. dollar which has a greater positive impact on the earnings of larger companies that tend to do business globally. Small companies, in contrast, tend to do most of their business within the United States and are less impacted by changes in the value of the U.S. Dollar. During the past six months, Large Value tended to perform better than Growth, Mid Cap performance was relatively equal across the style boxes, while Small Cap Growth tended to outperform Small Cap Value. International equities were weak during this period. Corporate and high yield bonds performed well, as investor appetite for risk increased.

When looking at the various sectors of the market, one gets the impression that the past six months was a relatively calm period. Nothing could be further from the truth. This period was made up of one significant decline as uncertainty increased leading up to the beginning of Operation Iraqi Freedom. Once Operation Iraqi Freedom commenced, the equity market never looked back, posting a strong rally which began on March 12th as investors unwound "the war trade" as it came to be called. During the decline phase, growth consistently outperformed value across all market capitalizations while during the recovery phase, value, which was hardest hit during the decline, posted the strongest gains. Yet, over the entire six month period, returns were relatively tightly grouped.

AdvisorOne Funds
--------------------------------------------------------------------------------
Letter From The Portfolio Management Team

Portfolio Positioning

Within the Amerigo portfolio, we completed our transition to exchange traded funds or ETF's. We used this transition to increase the overall market capitalization of the portfolio. This was accomplished by selling small and mid cap mutual funds and purchasing primarily large cap exchange traded funds. Purchases made over this period were relatively balanced between value and growth. The largest purchases made during this reporting period for Amerigo were: SPDR S&P 500 Depository Receipts (32.48%), iShares Russell Mid Cap Growth (10.94%), iShares Russell 1000 Value (9.29%) and the Nasdaq 100 (5.31%). The cash position held within the fund over this period was approximately 3 percent.

With regard to portfolio changes within Clermont, our transition to ETFs was also completed. The restructuring of the portfolio was used to increase the overall market capitalization of the portfolio with a focus on the large value and large blend sectors of the market. The largest equity purchases made during the quarter were: SPDR Utlility Sector Select (12.54%), iShares Russell 1000 Value (9.72%), SPDR S&P 500 Depository Receipts (19.10%) and iShares Cohen & Steers Realty Majors (5.39%). We also increased our allocation to corporate bonds through purchases of the iShares GS$ Investop Corporate Bond exchange traded fund (18.70%).

Investment Outlook

As of this writing, the equity and bond markets have remained in a wide trading range that has lasted approximately 10 months. The equity market has tested the lower side of that trading range three times, in July and October of 2002 and, most recently, March of 2003. On the bond side, the yield on 10 year Treasury notes has remained above 3.5 percent during each of these retests. Until the economy begins to show some broad-based signs of improvement, it is likely that we will remain within this wide trading range.

Sincerely,

Portfolio Management Team

Past performance is not indicative of future results. The percentages listed above are indicative of the percentage of the fund's holdings in the respective securities as of April 30, 2003.

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AdvisorOne Funds
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The Amerigo Fund - Portfolio Summary

Portfolio Composition*
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                         4.05%    Small Cap Growth
                         3.88%    Speciality
                         2.88%    Money Market
                        16.33%    Mid Cap Growth
                        12.22%    Large Cap Value
                        16.19%    Large Cap Growth
                        37.28%    Large Cap Blend
                         1.72%    Emerging Markets
                         5.45%    International Equity

Top 10 Portfolio Holdings*
--------------------------------------------------------------------------------

SPDR Trust Series 1                                            32.48%
--------------------------------------------------------------------------------
iShares Russell Midcap Growth Index Fund                       10.94%
--------------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund                           9.29%
--------------------------------------------------------------------------------
iShares Russell 1000 Growth Index Fund                          5.74%
--------------------------------------------------------------------------------
iShares S&P Midcap 400/BARRA Growth Index Fund                  5.39%
--------------------------------------------------------------------------------
Nasdaq-100 Index Trading Stock                                  5.31%
--------------------------------------------------------------------------------
iShares Russell 3000 Growth Index Fund                          5.14%
--------------------------------------------------------------------------------
iShares Dow Jones Utilities Index Fund                          3.62%
--------------------------------------------------------------------------------
iShares S&P Small Cap 600/BARRA Growth Index Fund               3.50%
--------------------------------------------------------------------------------
Vanguard Total Stock Market VIPERS                              3.00%
--------------------------------------------------------------------------------

*Based on total investment value as of April 30, 2003.

AdvisorOne Funds
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The Clermont Fund - Portfolio Summary

Portfolio Composition*
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                         5.21%     Money Market
                         1.76%     Mid Cap Growth
                        35.33%     Bond
                         3.45%     International Equity
                        17.93%     Speciality
                        22.27%     Large Cap Blend
                        12.71%     Large Cap Value
                         1.34%     Large Cap Growth

Top 10 Portfolio Holdings*
--------------------------------------------------------------------------------

SPDR Trust Series 1                                              19.10%
--------------------------------------------------------------------------------
iShares GS$ Investop Corporate Bond                              18.70%
--------------------------------------------------------------------------------
iShares Lehman 1-3 Year Treasury Bond                            12.59%
--------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                12.54%
--------------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund                             9.72%
--------------------------------------------------------------------------------
iShares Cohen & Steers Realty Majors Index Fund                   5.39%
--------------------------------------------------------------------------------
BNY Hamilton Fund                                                 4.23%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                                      3.45%
--------------------------------------------------------------------------------
iShares S&P 500 Index Fund                                        3.18%
--------------------------------------------------------------------------------
streetTRACKS Dow Jones U.S. Large Cap Value Index Fund            2.98%
--------------------------------------------------------------------------------

*Based on total investment value as of April 30, 2003.

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AdvisorOne Funds
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The Amerigo Fund - Performance Update

Annualized Total Returns as of April 30, 2003
--------------------------------------------------------------------------------

                         1 Year     5 Year    10 Year       Since      Inception
                                                          Inception       Date
--------------------------------------------------------------------------------
Class C Shares(1)       (16.81)%     N/A        N/A        (15.60)%     7/13/00

Class N Shares(2)       (15.15)%   (1.05)%      N/A          1.37%      7/14/97

(1) Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
(2)   Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment
--------------------------------------------------------------------------------

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund Class N (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

                               [GRAPHIC OMITTED]

                                                                MORNINGSTAR
                                                                MULTI-ASSET
        DATE            AMERIGO            S&P 500              GLOBAL AVG
--------------------------------------------------------------------------------
     7/14/1997          10,000             10,000                 10,000
    10/31/1997          10,060              9,812                  9,871
     4/30/1998          11,411             12,019                 10,749
    10/31/1998          10,327             11,969                 10,246
     4/30/1999          12,926             14,641                 11,279
    10/31/1999          14,000             15,042                 11,600
     4/30/2000          16,608             16,124                 12,726
    10/31/2000          16,050             15,958                 12,552
     4/30/2001          13,833             14,032                 12,373
    10/31/2001          11,871             11,983                 11,374
     4/30/2002          12,756             12,257                 11,997
    10/31/2002          10,402             10,171                 10,884
     4/30/2003          10,823             10,627                 11,377

The Morningstar Multi-Asset Global Funds Average is an index that consists of mutual funds that seek total return by investing in varying combinations of equities, fixed-income securities, and other asset classes. These may invest a significant portion of their assets in securities of foreign issuers. "S&P 500 Index" is a registered trademark of McGraw-Hill Co., Inc.

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investors' original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Advisor, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

AdvisorOne Funds
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The Clermont Fund - Performance Update

Annualized Total Returns as of April 30, 2003
--------------------------------------------------------------------------------

                                                            Since      Inception
                         1 Year     5 Year     10 Year    Inception       Date
--------------------------------------------------------------------------------
Class N Shares(1)        (9.58)%    (0.88)%      N/A        0.86%       7/14/97

(1)   Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment
--------------------------------------------------------------------------------
This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

                               [GRAPHIC OMITTED]

                                                                MORNINGSTAR
                                                                MULTI-ASSET
        DATE           CLERMONT            S&P 500              GLOBAL AVG
--------------------------------------------------------------------------------
     7/14/1997          10,000             10,000                 10,000
    10/31/1997           9,970              9,812                  9,871
     4/30/1998          10,984             12,019                 10,749
    10/31/1998          10,139             11,969                 10,246
     4/30/1999          11,566             14,641                 11,279
    10/31/1999          11,909             15,042                 11,600
     4/30/2000          12,853             16,124                 12,726
    10/31/2000          13,107             15,958                 12,552
     4/30/2001          12,098             14,032                 12,373
    10/31/2001          11,024             11,983                 11,374
     4/30/2002          11,613             12,257                 11,997
    10/31/2002          10,163             10,171                 10,884
     4/30/2003          10,511             10,627                 11,377

The Morningstar Multi-Asset Global Funds Average is an index that consists of mutual funds that seek total return by investing in varying combinations of equities, fixed-income securities, and other asset classes. These may invest a significant portion of their assets in securities of foreign issuers. "S&P 500 Index" is a registered trademark of McGraw-Hill Co., Inc.

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investors' original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Advisor, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

The returns do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

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AdvisorOne Funds
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Amerigo Fund-Schedule of Investments
April 30, 2003

                                                             Shares   Market Value
----------------------------------------------------------------------------------
Equity Funds-97.10%
Emerging Markets-1.72%
iShares MSCI Emerging Markets Fund*                            5,000   $   527,250
Templeton Emerging Markets Fund                               28,000       262,640
                                                                       -----------
                                                                           789,890
                                                                       -----------
International Equity-5.45%
iShares MSCI EAFE Index Fund                                  12,250     1,222,672
iShares MSCI Pacific ex-Japan Index                           24,000     1,287,120
                                                                       -----------
                                                                         2,509,792
                                                                       -----------
Large Cap Blend-37.27%
iShares S&P 500 Index Fund                                     9,000       828,090
SPDR Trust Series 1                                          162,700    14,953,757
Vanguard Total Stock Market VIPERs                            16,000     1,379,840
                                                                       -----------
                                                                        17,161,687
                                                                       -----------
Large Cap Growth-16.19%
iShares Russell 1000 Growth Index Fund                        68,400     2,643,660
iShares Russell 3000 Growth Index Fund                        76,500     2,366,145
Nasdaq-100 Index Tracking Stock*                              89,000     2,443,050
                                                                       -----------
                                                                         7,452,855
                                                                       -----------
Large Cap Value-12.22%
iShares Russell 1000 Value Index Fund                         90,500     4,277,030
streetTRACKS Dow Jones U.S. Large Cap Value Index Fund        13,000     1,347,580
                                                                       -----------
                                                                         5,624,610
                                                                       -----------
Mid Cap Growth-16.32%
iShares Russell Midcap Growth Index Fund                      90,800     5,034,860
iShares S&P Mid Cap 400/BARRA Growth Index Fund               26,400     2,480,280
                                                                       -----------
                                                                         7,515,140
                                                                       -----------
Small Cap Growth-4.05%
iShares Russell 2000 Growth Index Fund                         6,000       253,080
iShares S&P Small Cap 600/BARRA Growth Index Fund             24,000     1,612,080
                                                                       -----------
                                                                         1,865,160
                                                                       -----------
Speciality-3.88%
iShares Dow Jones Utilities Index Fund                        34,000     1,666,680
Utilities Select Sector SPDR Fund                              6,000       119,940
                                                                       -----------
                                                                         1,786,620
                                                                       -----------

----------------------------------------------------------------------------------
Total Equity Funds (cost $44,674,032)                                   44,705,754
----------------------------------------------------------------------------------

==================================================================================
Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds
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Amerigo Fund-Schedule of Investments (Continued)
April 30, 2003

                                                         Shares     Market Value

Money Market Funds-2.88%                                 886,322    $    886,322
BNY Hamilton Fund                                        441,441         441,441
Rydex U.S. Government Money Market Fund                                1,327,763
--------------------------------------------------------------------------------
Total Money Market Funds (cost $1,327,763)
--------------------------------------------------------------------------------

Total Investments (cost $46,001,795)-99.98%                         $ 46,033,517
--------------------------------------------------------------------------------
Other Assets less Liabilities-0.02%                                        9,737
--------------------------------------------------------------------------------
NET ASSETS-100.00%                                                  $ 46,043,254
--------------------------------------------------------------------------------
*Non-income producing security

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
The Clermont Fund - Schedule of Investments
April 30, 2003

                                                             Shares   Market Value
----------------------------------------------------------------------------------
Bond Funds-35.33%
iShares GS$ Investop Corporate Bond                           58,000   $ 6,498,900
iShares Lehman 1-3 Year Treasury Bond Fund                    53,000     4,373,560
Templeton Global Income Fund, Inc.                           100,000       791,000
Van Kampen Senior Income Trust                                80,700       616,548
----------------------------------------------------------------------------------
Total Bond Funds (cost $11,967,759)                                     12,280,008
----------------------------------------------------------------------------------

Equity Funds-59.44%
International Equity-3.45%
iShares MSCI EAFE Index Fund                                  12,000     1,197,720
                                                                       -----------

Large Cap Blend-22.27%
iShares S&P 500 Index Fund                                    12,000     1,104,120
SPDR Trust Series I                                           72,200     6,635,902
                                                                       -----------
                                                                         7,740,022
                                                                       -----------

Large Cap Growth-1.33%
iShares Russell 1000 Growth Index Fund                        12,000       463,800
                                                                       -----------

Large Cap Value-12.71%
iShares Russell 1000 Value Index Fund                         71,500     3,379,090
streetTRACKS Dow Jones U.S. Large Cap Value Index Fund        10,000     1,036,600
                                                                       -----------
                                                                         4,415,690
                                                                       -----------

Mid Cap Growth-1.75%
iShares Russell Midcap Growth Index Fund                      11,000       609,950
                                                                       -----------

Speciality-17.93%
iShares Cohen & Steers Realty Majors Index Fund               22,000     1,872,200
Utilities Select Sector SPDR Fund                            218,000     4,357,820
                                                                       -----------
                                                                         6,230,020
                                                                       -----------

----------------------------------------------------------------------------------
Total Equity Funds (cost $20,220,521)                                   20,657,202
----------------------------------------------------------------------------------

Money Market Funds-5.21%
BNY Hamilton Fund                                          1,470,355     1,470,355
Rydex U.S. Government Money Market Fund                      340,870       340,870
                                                                       -----------
Total Money Market Funds (cost $1,811,225)                               1,811,225
                                                                       -----------

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
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The Clermont Fund - Schedule of Investments (Continued)
April 30,2003

--------------------------------------------------------------------------------
                                                                    Market Value
--------------------------------------------------------------------------------
Total Investments (cost 33,999,505)-99.98%                          $ 34,748,435
--------------------------------------------------------------------------------
Other Assets less Liabilities-0.02%                                        6,407
--------------------------------------------------------------------------------
NET ASSETS-100.00%                                                  $ 34,754,842
--------------------------------------------------------------------------------

Call Options Written
April 30, 2003

                                                   Share Subject    Market Value
Common Stocks/Expiration Date/Exercise Price          to Call
--------------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund/August 03/$49    8,000         $ (7,200)
                                                                     ========
  (Premiums received $3,860) (Note 5)

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
April 30, 2003

                                                                     The Amerigo     The Clermont
                                                                         Fund            Fund
-------------------------------------------------------------------------------------------------
Assets:
-------------------------------------------------------------------------------------------------
Investments, at cost                                                 $ 46,001,795    $ 33,999,505
-------------------------------------------------------------------------------------------------
Investments in securities, at value (a)                              $ 44,705,754    $ 32,937,210
Short term investments (a)                                              1,327,763       1,811,225
Receivable for securities sold                                            320,765         452,745
Interest and dividends receivable                                             704           1,004
Receivable for fund shares sold                                            72,316          36,940
Prepaid expenses and other assets                                          11,246          12,730
-------------------------------------------------------------------------------------------------
Total Assets                                                         $ 46,438,548    $ 35,251,854
-------------------------------------------------------------------------------------------------

Liabilities:
Payable for securities purchased                                          308,900         437,080
Payable for fund shares redeemed                                           23,142          21,330
Call options written, at fair value (premiums received $0, $3,860)             --           7,200
Payable for distribution fees (b)                                           3,759              --
Payable to Advisor (b)                                                     20,043          14,594
Accrued expenses and other liabilities                                     39,450          16,808
-------------------------------------------------------------------------------------------------
Total Liabilities                                                         395,294         497,012
-------------------------------------------------------------------------------------------------
Net Assets                                                           $ 46,043,254    $ 34,754,842
-------------------------------------------------------------------------------------------------

Net Assets:
Paid in capital                                                      $ 57,779,758    $ 36,869,389
Undistributed net investment income                                            --         291,448
Accumulated net realized loss on investments                          (11,768,226)     (3,151,585)
Net unrealized appreciation on investments                                 31,722         745,590
-------------------------------------------------------------------------------------------------
Net Assets                                                           $ 46,043,254    $ 34,754,842
-------------------------------------------------------------------------------------------------

Class C Shares:
Net assets                                                           $  4,740,512    $         --
Net asset value and offering price per share
(based on shares of beneficial interest outstanding,
no par value per share)*                                             $       9.47    $         --
-------------------------------------------------------------------------------------------------
Total shares outstanding at end of year                                   500,840              --
-------------------------------------------------------------------------------------------------

Class N Shares:
Net assets                                                           $ 41,302,742    $ 34,754,842
Net asset value, offering, and redemption price per share
(based on shares of beneficial interest outstanding,
no par value per share)
-------------------------------------------------------------------------------------------------
Total shares outstanding at end of year                              $       9.52    $       8.93
-------------------------------------------------------------------------------------------------
                                                                        4,339,431       3,893,716
=================================================================================================

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
(a) Refer to Note 2 in the Notes to Financial Statements at the back of this report.
(b) Refer to Note 3 in the Notes to Financial Statements at the back of this report.
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Statements of Operations
Year Ended April 30, 2003

                                                                     The Amerigo    The Clermont
                                                                       Fund             Fund
------------------------------------------------------------------------------------------------
Investment Income:
Interest income                                                     $    40,180      $    34,438
Dividend income                                                         440,814          539,793
------------------------------------------------------------------------------------------------
Total Investment Income                                                 480,994          574,231
------------------------------------------------------------------------------------------------

Expenses:
Investment Advisory fee (a)                                             425,758          242,752
Transfer agent fees (a)                                                  90,430           49,100
Distribution fees - Class C Shares (a)                                   45,765               --
Accounting fees (a)                                                      45,247           31,190
Administration fees (a)                                                  42,273           43,064
Professional fees                                                        38,134           21,160
Registration fees                                                        19,308           17,798
Printing and postage expense                                             14,333            9,639
Custodian fees                                                           10,417            7,811
Trustees' fees                                                            4,170            6,887
Insurance                                                                 2,873              803
Amortization of organizational expenses                                     614              614
Miscellaneous expenses                                                      537              150
------------------------------------------------------------------------------------------------
Total expenses before waivers                                           739,859          430,968
Expenses waived (a)                                                    (204,493)        (151,328)
------------------------------------------------------------------------------------------------
Net Expenses                                                            535,366          279,640
------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                            (54,372)         294,591
------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on:
    Investments                                                      (8,150,619)      (1,870,207)
    Distributions of realized gains by other investment companies       106,010           20,792
------------------------------------------------------------------------------------------------
Total net realized loss                                              (8,044,609)      (1,849,415)
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  on investments                                                      1,449,271          322,429
------------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss                                     (6,595,338)      (1,526,986)
------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting
  from Operations                                                   $(6,649,710)     $(1,232,395)
------------------------------------------------------------------------------------------------

(a) Refer to Note 3 in the Notes to Financial Statements at the back of this report

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
The Amerigo Fund

                                                         For the           For the
                                                        Year Ended        Year Ended
                                                      April 30, 2003    April 30, 2002
--------------------------------------------------------------------------------------
Increase in Net Assets:
From Operations:
Net investment loss                                    $    (54,372)     $   (228,444)
Net realized loss on investments                         (8,044,609)       (3,685,384)
Net change in unrealized appreciation
  (depreciation) on investments                           1,449,271           867,658
--------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations     (6,649,710)       (3,046,170)
--------------------------------------------------------------------------------------

From Distributions to Shareholders:
  From Net Realized Gains:
    Class A                                                      --              (437)
    Class C                                                      --          (146,290)
    Class N                                                      --        (1,498,080)
  From Investment Income:
    Class A                                                      --              (150)
    Class C                                                      --           (34,229)
    Class N                                                      --          (545,696)
--------------------------------------------------------------------------------------
Total Dividends and Distributions to Shareholders                --        (2,224,882)
--------------------------------------------------------------------------------------

From Fund Share Transactions (a):                        13,189,634         5,725,892
--------------------------------------------------------------------------------------
Total Increase in Net Assets                              6,539,924           454,840

Net Assets:
Beginning of year                                        39,503,330        39,048,490
--------------------------------------------------------------------------------------
End of year                                            $ 46,043,254      $ 39,503,330
--------------------------------------------------------------------------------------

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
The Clermont Fund

                                                         For the           For the
                                                        Year Ended        Year Ended
                                                      April 30, 2003    April 30, 2002
--------------------------------------------------------------------------------------
Increase in Net Assets:
From Operations:
Net investment loss                                    $    294,591      $    140,404
Net realized loss on investments                         (1,849,415)       (1,255,922)
Net change in unrealized appreciation
  (depreciation) on investments                             322,429           657,799
--------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations     (1,232,395)         (457,719)
--------------------------------------------------------------------------------------

From Distributions to Shareholders:
  From Net Realized Gains:
    Class A                                                      --            (4,721)
    Class C                                                      --            (4,246)
    Class N                                                      --          (309,503)
  From Investment Income:
    Class A                                                      --            (2,348)
    Class C                                                      --            (1,014)
    Class N                                                (180,367)         (171,639)
--------------------------------------------------------------------------------------
Total Dividends and Distributions to Shareholders          (180,367)         (493,471)
--------------------------------------------------------------------------------------

From Fund Share Transactions (a):                        21,727,487         3,616,176
--------------------------------------------------------------------------------------
Total Increase in Net Assets                             20,314,725         2,664,986

Net Assets:
Beginning of year                                        14,440,117        11,775,131
--------------------------------------------------------------------------------------
End of year                                            $ 34,754,842      $ 14,440,117
--------------------------------------------------------------------------------------
Undistributed net investment income at end of year     $    291,448      $    177,224
--------------------------------------------------------------------------------------

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Financial Highlights
The Amerigo Fund

Selected data based on a share outstanding throughout each period indicated


                                                                           Class C Shares
                                                      ---------------------------------------------------------

                                                         Year Ended          Year Ended          Year Ended
                                                      April 30, 2003(b)   April 30, 2002(b)   April 30, 2001(a)
                                                      ---------------------------------------------------------
Net asset value, beginning of period                     $   11.27           $   13.07           $   16.91
                                                      ---------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (0.10)              (0.18)              (0.02)
Net realized and unrealized gain (loss)
  on investments                                             (1.70)              (0.95)              (3.12)
                                                      ---------------------------------------------------------

  Total income (loss) from investment operations             (1.80)              (1.13)              (3.14)
                                                      ---------------------------------------------------------

Less distributions from net investment income                   --               (0.12)              (0.04)
Less distributions from net realized gain                       --               (0.55)              (0.66)
                                                      ---------------------------------------------------------
  Total distributions from net investment
    income and net realized gains                               --               (0.67)              (0.70)
                                                      ---------------------------------------------------------

Net asset value, end of period                           $    9.47           $   11.27           $   13.07
                                                      =========================================================

Total return (c)                                            (15.97)%             (8.66)%            (18.95)%
                                                      =========================================================

Ratios and Supplemental Data:
Net assets, end of period (in 000's)                     $   4,741           $   4,136           $   2,878
Ratio of expenses to average net assets (d)                   2.15%               2.33%               2.15%
Ratio of total expenses to average net assets
  before waivers and reimbursements (d)                       2.63%               2.87%               3.57%
Ratio of net investment income (loss) to
  average net assets (d)                                     (1.01)%             (1.55)%              0.76%
Portfolio turnover rate                                        107%                 46%                 10%

------------------------------
(a)   The commencement of this class was July 13, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)   Annualized for periods less than one year.

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Financial Highlights
The Amerigo Fund

Selected data based on a share outstanding throughout each year

                                                                          Class N Shares
                                             --------------------------------------------------------------------------

                                              Year Ended       Year Ended     Year Ended    Year Ended      Year Ended
                                               April 30,        April 30,      April 30,     April 30,       April 30,
                                                2003(a)          2002(a)         2001         2000(a)          1999
                                             --------------------------------------------------------------------------
Net asset value, beginning of year           $    11.22       $    12.97     $    16.36     $    12.88     $    11.37
                                             --------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      (0.00)(b)        (0.07)          0.07          (0.03)         (0.05)
Net realized and unrealized gain (loss)
  on investments                                  (1.70)           (0.94)         (2.73)          3.68           1.56
                                             --------------------------------------------------------------------------
    Total income (loss) from
      investment operations                       (1.70)           (1.01)         (2.66)          3.65           1.51
                                             --------------------------------------------------------------------------

Less distributions from net
  investment income                                  --            (0.19)         (0.07)            --             --
Less distributions from net realized gains           --            (0.55)         (0.66)         (0.17)            --
                                             --------------------------------------------------------------------------
  Total distributions from net investment
    income and net realized gains                    --            (0.74)         (0.73)         (0.17)            --
                                             --------------------------------------------------------------------------

Net asset value, end of year                 $     9.52       $    11.22     $    12.97     $    16.36     $    12.88
                                             ==========================================================================

Total return (c)                                 (15.15)%          (7.79)%       (16.71)%        28.48%         13.28%
                                             ==========================================================================

Ratios and Supplemental Data:                $   41,303       $   35,368     $   36,170     $   35,841     $   19,534
Net assets, end of year (in 000's)                 1.15%            1.33%          1.15%          1.15%          1.15%
Ratio of expenses to average net assets
  before waivers and reimbursements                1.63%            1.88%          1.71%          1.83%          2.29%
Ratio of net investment income (loss) to
  average net assets                              (0.01)%          (0.55)%         0.32%         (0.22)%        (0.51)%
Portfolio turnover rate                             107%              46%            10%            10%            38%

------------------------------
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)   Amount represents less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Financial Highlights
The Clermont Fund

Selected data based on a share outstanding throughout each year

                                                                          Class N Shares
                                             --------------------------------------------------------------------------

                                              Year Ended       Year Ended     Year Ended    Year Ended      Year Ended
                                               April 30,        April 30,      April 30,     April 30,       April 30,
                                                2003(a)          2002(a)         2001         2000(a)          1999
                                             --------------------------------------------------------------------------
Net asset value, beginning of year           $     9.94       $    10.81     $    12.17     $    11.23     $    10.81
                                             --------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              0.12             0.12           0.18           0.18           0.14
Net realized and unrealized gain (loss)
  on investments                                  (1.07)           (0.55)         (0.87)          1.06           0.42
                                             --------------------------------------------------------------------------
    Total income (loss) from
      investment operations                       (0.95)           (0.43)         (0.69)          1.24           0.56
                                             --------------------------------------------------------------------------

Less distributions from net
  investment income                               (0.06)           (0.15)         (0.39)         (0.18)         (0.14)
Less distributions from net realized gains           --            (0.29)         (0.28)         (0.12)            --
                                             --------------------------------------------------------------------------
  Total distributions from net investment
    income and net realized gains                 (0.06)           (0.44)         (0.67)         (0.30)         (0.14)
                                             --------------------------------------------------------------------------

Net asset value, end of year                 $     8.93       $     9.94     $    10.81     $    12.17     $    11.23
                                             ==========================================================================

Total return (b)                                  (9.58)%          (3.92)%        (5.87)%        11.12%          5.31%
                                             ==========================================================================

Ratios and Supplemental Data:                $   34,755       $   14,440     $   11,668     $   10,298     $    7,820
Net assets, end of year (in 000's)                 1.15%            1.33%          1.15%          1.15%          1.15%
Ratio of expenses to average net assets
  before waivers and reimbursements                1.77%            3.55%          2.85%          3.08%          3.31%
Ratio of net investment income to
  average net assets                               1.21%            1.22%          1.62%          1.51%          1.46%
Portfolio turnover rate                             105%              60%             9%            18%            65%

------------------------------
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
April 30, 2003

1.    Organization

      AdvisorOne Funds, formerly the Orbitex Group of Funds, (the "Trust" or the "Funds") was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is comprised of the Amerigo Fund and the Clermont Fund (collectively the "Funds" and each individually a "Fund"). The Funds operate as diversified investment companies.

Fund            Primary Objective

Amerigo Fund    Long-term growth of capital without regard to current income
Clermont Fund   Combination of current income and growth of capital The

The Funds offer the following classes of shares:

Class           Funds Offering Class

Class C         Amerigo Fund only
Class N         Amerigo Fund and Clermont Fund

Class C Shares are offered subject to a contingent deferred sales charge. Class N Shares are offered at net asset value.

2.    Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, the last available bid price. Money Market funds are valued at original cost which approximates fair value.

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
April 30, 2003 (Continued)

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees ("Trustees").

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Amerigo Fund and the Clermont Fund may invest in portfolios of open-end or closed-end investment companies (the "underlying funds"). Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At April 30, 2003, the Funds had available, for Federal income tax purposes, the following unused capital loss carryforwards available to offset future capital gains, if any, expiring on April 30 of the years below:

                                                       2010              2011
Amerigo Fund                                       $ 1,703,435      $ 7,870,136
--------------------------------------------------------------------------------
Clermont Fund                                          425,707        2,076,825

Under current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 2003, the Amerigo Fund and Clermont Fund have elected to defer losses of $2,194,655 and $649,053, respectively, occurring between November 1, 2002, and April 30, 2003 under these rules.

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
April 30, 2003 (Continued)

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund's income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the treatment of losses occurring after October 31.

Deferred Organization Costs

Organizational expenses have been deferred and were completely amortized over a period of five years commencing with operations.

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
April 30, 2003 (Continued)

3.    Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Amerigo Fund and the Clermont Fund have entered into an Investment Advisory Agreement with Clarke Lanzen Skalla Investment Firm, LLC ("CLS"), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by CLS, the Funds will pay CLS a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

CLS has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for the Amerigo Fund and Clermont Fund, net of waivers and custodial credits. The annualized rates are as follows:

                                                                       Expense
                                                                      Limitation
--------------------------------------------------------------------------------
Class C (Amerigo Only)                                                  2.15%
Class N                                                                 1.15%

The waivers for the Advisor's fees for the year ended April 30, 2003 amounted to $204,493 and $151,328 for Amerigo Fund and Clermont Fund, respectively.

Administration, Fund Accounting and Transfer Agent Fees

Gemini Fund Services, LLC ("GFS"), formerly Orbitex Fund Services, Inc., an affiliate of the Advisor, serves as the administrator of the Trust. The Administration agreement provides that GFS may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust. For providing administration services to the Fund, GFS receives from each fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. GFS also acts as the fund accounting agent of the Funds. For providing fund accounting services, GFS receives from each Fund a monthly fee calculated at an annual rate of 0.02% for the first $100 million of a fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements, plus out-of-pocket expenses.

GFS also serves as the transfer agent of the Trust. For providing transfer agent services, GFS receives from each Fund a minimum monthly or per account fee plus certain transaction fees, which are allocated by shareholder accounts.

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
April 30, 2003 (Continued)

Distributor

The distributor of the Funds is Orbitex Funds Distributor, Inc. ("The Distributor"). The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-l under the 1940 Act. The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares. The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares. Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Advisor. Trustees who are not Advisor employees receive a fee of $1,500 for each regular and special meeting of the Board that the Trustee attends. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.    Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2003, were as follows:

                                                                        Net
                                       Gross          Gross         Unrealized
                     Identified      Unrealized     Unrealized     Appreciation
                        Cost        Appreciation   Depreciation   (Depreciation)
--------------------------------------------------------------------------------
Amerigo Fund         $46,001,795    $ 1,124,907    $(1,093,185)    $    31,722
Clermont Fund        $33,999,505    $   904,908    $  (155,978)    $   748,930

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
April 30, 2003 (Continued)

5.    Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations and short-term securities, for the year ended April 30, 2003, were as follows:

                                              Purchases                  Sales
--------------------------------------------------------------------------------
Amerigo Fund                                 $58,240,742             $41,905,757
Clermont Fund                                $45,560,051             $22,535,618

For the year ended April 30, 2003, the options written for the Clermont Fund were as follows:

                                                   Number of         Premiums
                                                   Contracts         Received
                                                   ---------         --------
Options outstanding at April 30, 2002                 --             $    --
Options written                                       84               3,974
Options expired                                       (4)               (114)
                                                    ----             -------
Options outstanding at April 30, 2003                 80             $ 3,860
                                                    ====             =======

6.    Shareholders' Transactions

Following is a summary of shareholder transactions for each Fund:

                                              Year Ended                      Year Ended
                                            April 30, 2003                April 30, 2002 (a)
-----------------------------------------------------------------------------------------------
Amerigo Fund                          Shares         Dollars            Shares       Dollars
-----------------------------------------------------------------------------------------------
Class A Shares:
  Shares sold                               --              --             789    $      9,338
  Shares issued to shareholders
    in reinvestment                         --              --              51             587
  Shares redeemed                           --              --            (840)         (9,625)
-----------------------------------------------------------------------------------------------
    Net increase                            --              --              --    $        300
===============================================================================================

Class C Shares:
  Shares sold                          233,629    $  2,273,355         162,725    $  1,907,063
  Shares issued to shareholders
    in reinvestment                         --              --          15,714         180,630
  Shares redeemed                      (99,650)       (919,091)        (31,799)       (378,260)
-----------------------------------------------------------------------------------------------
    Net increase                       133,979    $  1,354,264         146,640    $  1,709,433
===============================================================================================

Class N Shares:
  Shares sold                        2,328,093    $ 22,447,318         949,622    $ 10,965,306
  Shares issued to shareholders
    in reinvestment                         --              --         175,998       2,020,406
  Shares redeemed                   (1,139,645)    (10,611,948)       (764,023)     (8,969,553)
-----------------------------------------------------------------------------------------------
    Net increase                     1,188,448    $ 11,835,370         361,597    $  4,016,159
===============================================================================================

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
April 30, 2003 (Continued)

                                              Year Ended                      Year Ended
                                            April 30, 2003                April 30, 2002 (a)
-----------------------------------------------------------------------------------------------
Clermont Fund                         Shares         Dollars            Shares       Dollars
-----------------------------------------------------------------------------------------------
Class A Shares:
  Shares sold                               --    $         --          16,335    $    167,782
  Shares issued to shareholders
    in reinvestment                         --              --             674           6,682
  Shares redeemed                           --              --         (17,009)       (166,966)
-----------------------------------------------------------------------------------------------
    Net increase                            --    $         --              --    $      7,498
===============================================================================================

Class C Shares:
  Shares sold                               --    $         --           5,589    $     56,836
  Shares issued to shareholders
    in reinvestment                         --              --             531           5,259
  Shares redeemed                           --              --         (16,084)       (158,783)
-----------------------------------------------------------------------------------------------
    Net deincrease                          --    $         --          (9,964)   $    (96,688)
===============================================================================================

Class N Shares:
  Shares sold                        3,201,271    $ 28,371,319         748,476    $  7,538,605
  Shares issued to shareholders
    in reinvestment                     20,711         180,187          48,347         481,499
  Shares redeemed                     (781,701)     (6,824,019)       (422,880)     (4,314,738)
-----------------------------------------------------------------------------------------------
    Net increase                     2,440,281    $ 21,727,487         373,943    $  3,705,366
===============================================================================================

(a) The Commencement of operations for Amerigo Fund's Class A and C shares was May 1, 2001 and July 13, 2000, respectively. For Class A shares, transactions are from the period May 1, 2001 through February 15, 2002.
(b) The Commencement of operations for Clermont Fund's Class A and C shares was May 1, 2001 and January 10, 2001, respectively. For Class A shares, transactions are for the period May 1, 2001 through March 1, 2002. For Class C shares, transactions are for the period from May 1, 2001 through February 8, 2002.

7.    Beneficial Interest

At April 30, 2003, there were no shareholders owning more than 5% of either Fund's net assets.

There were no affiliated shareholders as of April 30, 2003.

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
April 30, 2003 (Continued)

8.    Distributions to Shareholders, Tax Components of Capital and Other

The tax character of distributions paid during the fiscal years ended April 30, 2003, and April 30, 2002 were as follows:

2003                                Ordinary Income
--------------------------------------------------------------------------------
Clermont Fund                          $180,367

2002                        Ordinary Income           Long Term Gains
--------------------------------------------------------------------------------
Amerigo Fund                    $576,933                $1,641,316
Clermont Fund                   $175,339                $ 318,132

As of April 30, 2003, the components of distributable earnings on a tax basis were as follow:

                        Undistributed
                        net investment    Capital Loss      Post October       Unrealized
                            income        carry forward    capital losses     appreciation
------------------------------------------------------------------------------------------
Amerigo Fund             $        --      $(9,573,571)      $(2,194,655)      $    31,722
Clermont Fund            $   291,448      $(2,502,532)      $  (649,053)      $   745,590

For the year ended April 30, 2003, the Funds made the following reclassifications as the result of book to tax differences resulting from operating losses and reclassifications:

                            Decrease                 Increase           Increase accumulated
                         accumulated net            (Decrease)            net realized loss
                         investment loss          Paid in Capital          on investments
--------------------------------------------------------------------------------------------
Amerigo Fund                 $ 54,372                $(54,372)               $      --
Clermont Fund                $     --                $  1,773                   (1,773)
--------------------------------------------------------------------------------------------

Net assets of the Funds were unaffected by the reclassifications above.

9.    Change in Independent Accountant

PricewaterhouseCoopers LLP ("PwC") were previously the principal auditors for the Funds. The decision to change was resolved by the Board of Trustees on May 9, 2003 and Tait, Weller & Baker were appointed principal auditors. PwC had served as the principal auditors for the Funds for each of the period ended April 30, 2001 and April 30, 2002. Additionally, the audit reports of PwC on the financial statements of the Funds that were issued for April 30, 2001 and April 30, 2002 were unqualified.

10.   Subsequent Event

On May 7, 2003 the shareholders of the Funds approved an investment advisory agreement between the Trust and Clarke Lanzen Skalla Investment Firm, LLC and elected four new Trustees.

AdvisorOne Funds
--------------------------------------------------------------------------------
Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees

AdvisorOne Funds

We have audited the accompanying statement of assets and liabilities of The Amerigo Fund and The Clermont (each a series of AdvisorOne Funds), including the schedules of investments, as of April 30, 2003, and the related statements of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended April 30, 2002 and the financial highlights for each of the four years in the period then ended have been audited by other auditors, whose report dated June 26, 2002 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Amerigo Fund and The Clermont Fund as of April 30, 2003, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker

Philadelphia, Pennsylvania
June 6, 2003

AdvisorOne Funds
--------------------------------------------------------------------------------

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

                                                             Term Office                Principal Occupation(s)
 Name, Age                       Position(s)                and Length of               During the Past 5 Years
and Address                   Held with Trust                Time Served               and Current Directorships
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael Miola (50)         Chairman of the Board    Elected by Shareholders on     Co-Owner and Co-Managing Member of
                                                           May 7, 2003             NorthStar; Director of Orion Advisor
                                                                                   Services, Inc., the Administrator,
                                                                                   Apollo Distribution, Inc. and Aquarius
                                                                                   Fund Distributors, Inc.; Private
                                                                                   Investor & Businessman; Formerly
                                                                                   (1983-2001) Founder and President of
                                                                                   American Data Services, Inc.

NON-INTERESTED
TRUSTEES

L. Merill Bryan, Jr. (58)         Trustee           Elected by Shareholders on     Senior Vice President & Chief
                                                           May 7, 2003             Information Officer of Union Pacific
                                                                                   Corporation

Gary Lanzen (49)                  Trustee           Elected by Shareholders on     President, Orizon Investment Counsel,
                                                           May 7, 2003             LLC; Partner, Orizon Group, Inc.

John Pacheco (52)                 Trustee           Elected by Shareholders on     Founder, President and CEO of
                                                           May 7, 2003             Financial American Corporation

OFFICERS

W. Patrick Clarke (57)           President                  Appointed              Chief Executive Officer and Director
                                                         February 3, 2003          of the Adviser; President of the
                                                                                   Trust; Co-Owner and Co-Managing Member
                                                                                   of NorthStar; Director of Orion
                                                                                   Advisor Services, Inc., the
                                                                                   Administrator, Apollo Distribution,
                                                                                   Inc. and Aquarius Fund Distributors,
                                                                                   Inc.

Michael Wagner (52)              Treasurer                  Appointed              Senior Vice President, Gemini Fund
150 Motor Parkway                                          May 9, 2003             Services, LLC.
Hauppauge, NY 11788

Brian Nielsen (30)               Secretary                  Appointed              Secretary of the Trust; Secretary and
                                                         February 3, 2003          Legal Counsel of the Adviser, Orion
                                                                                   Advisor Services, Inc., Apollo
                                                                                   Distribution, Inc. and Aquarius Fund
                                                                                   Distributors, Inc.

Andrew Rogers (33)          Assistant Treasurer             Appointed              Director of Administration, Gemini
150 Motor Parkway                                          May 9, 2003             Fund Services, LLC (2001-2003); Vice
Hauppauge, NY 11788                                                                President, JP Morgan Chase & Co.
                                                                                   (1998-2001).

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                                                                              31

                                [GRAPHIC OMITTED]
                                AdvisorOne Funds

                                  866-811-0225
CLS-6/18/2003-1163           www.advisoronefunds.com

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

        Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not applicable.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The AdvisorOne Funds
                -----------------------

By (Signature and Title)

*_______________________________________________________________________________
     W. Patrick Clarke, President

Date____________________________________________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*_______________________________________________________________________________
     W. Patrick Clarke, President


Date____________________________________________________________________________


By (Signature and Title)

*_______________________________________________________________________________
     Michael J. Wagner, Treasurer


Date____________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.


                                      -3-